Finance Income - Schedule of Finance Income (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Schedule of Finance Income [Abstract]
Interest income from bank balances	R 44,167	R 39,418	R 23,255